Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense

Net earnings before income taxes for the year ended December 31, 2020 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense for the year ended December 31, 2020 related only to foreign jurisdictions and consists of the following:

	2020
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$20.2	$20.2
	$—	$20.2	$20.2
Deferred tax
Deferred tax expense	$—	$(3.6)	$(3.6)
	$—	$(3.6)	$(3.6)

Total tax expense	$—	$16.6	$16.6

Reconciliation between Effective Tax Rate	For the year ended December 31, 2020, the reconciliation between the effective tax rate of 7.94% and the statutory UK income tax rate of 19.0% is as follows:

2020
Computed "Expected" tax expense:
Computed tax expense on income from continuing operations	$39.7
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(58.0)
Goodwill impairment not deductible for tax	22.4
Change in valuation allowance	25.4
Change in current year uncertain tax positions	1.2
Change in tax law	(0.1)
Foreign rate differential	(26.8)
Withholding taxes	7.8
Other, net	5.0
$16.6

Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities were as follows for the year ended 31 December, 2020:

Deferred tax assets	2020
Decommission provisions	16.6
Property, plant and equipment	25.9
Reserves and accrued expenses	63.9
Tax losses carried forward	40.4
Interest allowance	16.8
Deferred revenue	0.4
Valuation allowance	(129.3)
$34.7

Deferred tax liabilities	2020
Deferred job costs	(3.8)
Accelerated asset costs	(2.7)
Inflation adjustment	(5.2)
Other timing differences	(3.7)
$(15.4)

Net deferred tax asset	$19.3

Summary of Unrecognized Tax Benefits

The following table summarizes the activity related to the Company’s unrecognized tax benefits:

2020
Balance as of December 31, 2019	-
Acquired as part of APR Energy acquisition (note 3)	75.4
Decreases due to tax provisions expired	1.2
Balance as of December 31, 2020	$76.6